INCOME TAXES (Schedule of Deferred Income Tax Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable	¥ 47,126	¥ 34,616
Tax loss carry forwards	9,984	7,065
Advertising expense	23,401	13,666
Accrued expenses and other current liabilities	123
Total deferred income tax assets	80,634	55,347
Valuation allowance	(26,507)	(20,115)	¥ (14,362)	¥ (3,647)
Deferred income tax assets, net	¥ 54,127	¥ 35,232